OMB APPROVAL
OMB Number: 3235-0570
Expires: November 30, 2005
Estimated average burden
hours per response. . . . . . . 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21253

The Pennsylvania Avenue Funds
(Exact name of registrant as specified in charter)

4201 Massachusetts Ave NW	Washington, DC	20016

(Address of principal executive offices)		(Zip code)

-
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(202) 364-8395

Date of fiscal year end:	December 31, 2004

Date of reporting period:	December 31, 2003 to June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The report to shareholders is filed as an exhibit hereto and incorporated by reference.

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously and is incorporated herein by reference. A copy of this Code of Ethics may be obtained from the Fund upon request without charge.

Item 3. Audit Committee Financial Expert.

 The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

Audit Fees
None. All audit fees were borne by the Adviser prior to the Fund's effectiveness.

Audit-Related Fees
None. All Audit-Related Fees were borne by the Adviser prior to the Fund's effectiveness.

Tax Fees
None.

All Other Fees
None. All Other Fees were borne by the Adviser prior to the Fund's effectiveness.

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the semi-annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC, that provides the functions of Transfer Agent and Administrator currently "pro bono" to the Fund. All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

Required certifications are attached hereto.

CERTIFICATIONS

I, Thomas Kirchner, certify that:

1. I have reviewed this report on Form N-CSRS of The Pennsylvania Avenue Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 3, 2004

/s/Thomas Kirchner

Thomas Kirchner

President

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 3, 2004

* Print the name and title of each signing officer under his or her signature.